RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2018
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

Transactions with related parties are incurred in the normal course of business and are measured at the exchange amount which is the amount of consideration established by and agreed to by the related parties. Related party transactions for the years ended June 30, 2018, 2017 and 2016 and balances as at those dates, not disclosed elsewhere in these consolidated financial statements are:

a)	During the year ended June 30, 2018, the Company received $nil (June 30, 2017 – $2,420; June 30, 2016 – $20,302) in advances from related parties, for working capital purposes;

b)	During the year ended June 30, 2018, the Company purchased equipment valued at $44,439 (June 30, 2017 – $nil; June 30, 2016 – $nil) from a corporation related by virtue of a common officer and a director;

c)	During the year ended June 30, 2018, the Company expensed $508,399 (June 30, 2017 – $nil; June 30, 2016 – $nil) in fees payable to Officers and Directors of the Company and in fees payable to a corporation related by virtue of a common officer and director. As at June 30, 2018, the Company has a prepaid expense amount paid to the related corporation in the amount of $74,147 and fees payable to Officers and Directors of the Company of $59,518; and

d)	During the year ended June 30, 2018, the Company expensed $2,286,120 (June 30, 2017 – $nil; June 30, 2016 – $nil) in stock-based compensation related to Officers and Directors of the Company.